Related Party and Transaction and Balances with Related Parties (Details) - Schedule of Related Parties	12 Months Ended
Dec. 31, 2023
Mr.Jianfei Zhang [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Controlling shareholder and CEO of the Company
Beijing Erhua Technology Co., LTD [Member]
Related Party Transaction [Line Items]
Relationship with the Company	An entity under the control of Mr. Jianfei Zhang
Beijing Zhongshi Cuican Culture Development Co., LTD [Member]
Related Party Transaction [Line Items]
Relationship with the Company	An entity under the control of Mr. Jianfei Zhang
Xizang Huasheng Intelligent IOT Industrial Development Co., LTD [Member]
Related Party Transaction [Line Items]
Relationship with the Company	An entity under the control of Mr. Jianfei Zhang
Beijing Xuantong Zhenghe Technology Co., LTD [Member]
Related Party Transaction [Line Items]
Relationship with the Company	An entity under the control of Mr. Jianfei Zhang
Beijing Zhibo International Culture Media Co., LTD [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Mr. Jianfei Zhang is the shareholder of the entity
Qomolangma Shengquan (Beijing) Trading Co., LTD [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Mr. Jianfei Zhang is the shareholder of the entity
Juesheng (Beijing) Enterprise Management Consulting Co., LTD [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Mr. Jianfei Zhang is the shareholder of the entity
Jinxu (Hainan) Investment Partnership (Limited Partnership) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	The entity is the shareholder of the Company